Right to Use Assets and Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Nov. 30, 2020	May 31, 2020	Jun. 01, 2019	May 31, 2019
Lessee, Operating Lease, Liability, Maturity [Abstract]
Twelve months ended November 30, 2021	$ 268,577	$ 440,022
Twelve months ended November 30, 2022	178,570	184,172
Twelve months ended November 30, 2023	167,234	168,886
Twelve months ended November 30, 2024	172,035	169,617
Twelve months ended November 30, 2025	176,980	174,489
Thereafter	810,327	899,441
Total	1,773,723	2,036,627
Less: Present value discount	(508,081)	(563,576)
Lease liability	$ 1,265,642	$ 1,473,051	$ 2,675,310	$ 2,675,310